UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21869

 NAME OF REGISTRANT:                     NexPoint Strategic Opportunities
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2515 McKinney Avenue
                                         Suite 1100
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Advisors, L.P.
                                         2515 McKinney Avenue
                                         Suite 1100
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          833-697-6246

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


NexPoint Strategic Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 AERIE PHARMACEUTICALS, INC.                                                                 Agenda Number:  935421165
--------------------------------------------------------------------------------------------------------------------------
        Security:  00771V108
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2021
          Ticker:  AERI
            ISIN:  US00771V1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       M. du Toit                                                Mgmt          For                            For
       D. Gryska                                                 Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2021.

3.     To approve, by a non-binding vote, the                    Mgmt          For                            For
       compensation of our named executive
       officers ("say-on-pay").




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL PUERTO S.A.                                                                         Agenda Number:  935249183
--------------------------------------------------------------------------------------------------------------------------
        Security:  155038201
    Meeting Type:  Special
    Meeting Date:  31-Jul-2020
          Ticker:  CEPU
            ISIN:  US1550382014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of two shareholders to sign the               Mgmt          For
       minutes.

2.     Consideration of the extension of the                     Mgmt          For
       validity term of the Global Issuance
       Program of Simple Corporate Bonds (not
       convertible into Shares) for up to
       US$1,000,000,000 (or a higher or lower
       amount as approved at the Shareholders'
       Meeting) or its equivalent in other
       currency or the creation of a new Global
       Issuance Program of Simple Corporate Bonds
       (not convertible into Shares) for up to
       US$1,000,000,000 (or a higher or lower
       amount as approved at the Shareholders'
       ...(due to space limits, see proxy material
       for full proposal).

3.     Authorization to perform the relevant                     Mgmt          For
       procedures to comply with the Shareholders'
       Meeting decision.




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL PUERTO S.A.                                                                         Agenda Number:  935384381
--------------------------------------------------------------------------------------------------------------------------
        Security:  155038201
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2021
          Ticker:  CEPU
            ISIN:  US1550382014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Consideration of holding the remote                       Mgmt          For
       Shareholder's Meeting, as per the terms of
       RG CNV No. 830/2020.

2.     Appointment of two shareholders to sign the               Mgmt          For
       minutes.

3.     Consideration of the Annual Report and its                Mgmt          For
       exhibit, the Consolidated Statement of
       Income, the Consolidated Statement of
       Comprehensive Income, the Consolidated
       Statement of Financial Position, the
       Consolidated Statement of Changes in
       Equity, the Consolidated Statement of Cash
       Flow, the Notes to the Consolidated
       Financial Statements and Exhibits, the
       Separate Statement of Income, the Separate
       Statement of Comprehensive Income, the
       Separate Statement of Financial Position,
       the ...(due to space limits, see proxy
       material for full proposal).

4.     Consideration of the income (loss) for the                Mgmt          For
       period and the Board of Director's proposal
       that consists on assigning: a) the amount
       of ARS 344,596 to the statutory reserve;
       and b) the amount of ARS 6,547,325 from
       remaining balance of the income for the
       period to the increase of the Optional
       Reserve under Article 70 of the Business
       Entity Act (Law no. 19550), which can be
       destined to the following: (i) the
       investment projects that are already
       committed and/or (ii) future investments to
       be made by ...(due to space limits, see
       proxy material for full proposal).

5.     Consideration of the Board of Directors                   Mgmt          For
       performance during the period ended
       December 31, 2020.

6.     Consideration of the Statutory Audit                      Mgmt          For
       Committee performance during the period
       ended December 31, 2020.

7.     Consideration of the remuneration of the                  Mgmt          For
       Company's Board of Directors for the period
       ended December 31, 2020 within the limit of
       profits in accordance with article 261 of
       Law no. 19550 and CNV Regulations.
       Consideration of the advanced payment of
       fees to the Board of Directors for the
       period closing next December 31, 2021.

8.     Consideration of the remuneration of the                  Mgmt          For
       members of the Statutory Audit Committee
       for the period ended December 31, 2020; and
       the fee scheme for the period closing next
       December 31, 2021.

9.     Fixing of the number of Deputy Directors                  Mgmt          Abstain
       and appointment of Directors and Deputy
       Directors. Continuity of the current
       Chairman until the appointment by the Board
       of Directors of the Company.

10.    Appointment of the Statutory Audit                        Mgmt          Abstain
       Committee members and deputy members for
       the period closing next December 31, 2021.

11.    Consideration of the remuneration of the                  Mgmt          For
       external accountant of the Company
       regarding the annual accounting documents
       for the period 2020.

12.    Appointment of the external accountant and                Mgmt          For
       of the deputy external accountant for the
       period closing next December 31, 2021 and
       the fixing of its remuneration.

13.    Approval of the Annual Budget for the                     Mgmt          Abstain
       functioning of the Audit Committee.

14.    Consideration of the amendment of Section                 Mgmt          Abstain
       14 of the Bylaws referring to Shareholders'
       Meeting so as to include the possibility of
       them being held remotely.

15.    Granting of authorizations.                               Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 CRESUD, S.A.C.I.F. Y A.                                                                     Agenda Number:  935283856
--------------------------------------------------------------------------------------------------------------------------
        Security:  226406106
    Meeting Type:  Annual
    Meeting Date:  26-Oct-2020
          Ticker:  CRESY
            ISIN:  US2264061068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of two shareholders to sign the               Mgmt          For                            For
       meetings' minutes.

2.     Consideration of documents contemplated in                Mgmt          For                            For
       paragraph 1, Section 234, Law No. 19,550
       for the fiscal year ended June 30, 2020

3.     Allocation of net gain for the fiscal year                Mgmt          Abstain                        Against
       ended June 30, 2020 for $1,900,624,275.32.
       Distribution of dividends in kind.

4.     Consideration of Board of Directors'                      Mgmt          For                            For
       performance for the Fiscal Year ended June
       30, 2020.

5.     Consideration of Supervisory Committee's                  Mgmt          For                            For
       performance for the Fiscal Year ended June
       30, 2020.

6.     Consideration of compensation payable to                  Mgmt          For                            For
       the Board of Directors ($93,792,715,
       allocated sum) for the Fiscal Year ended
       June 30, 2020.

7.     Consideration of compensation payable to                  Mgmt          For                            For
       the Supervisory Committee ($1,575,000,
       allocated sum) for the Fiscal Year ended
       June 30, 2020.

8.     Determination of number and appointment of                Mgmt          Abstain                        Against
       regular directors and alternate directors
       for a term of three fiscal years.

9.     Appointment of regular and alternate                      Mgmt          Abstain                        Against
       members of the Supervisory Committee for a
       term of one fiscal year.

10.    Appointment of certifying accountant for                  Mgmt          For                            For
       the next fiscal year.

11.    Consideration of the approval of                          Mgmt          For                            For
       compensation for $15,300,333, payable to
       certifying accountant for the fiscal year
       ended June 30, 2020.

12.    Consideration of annual budget for                        Mgmt          Abstain                        Against
       implementation of the audit committee's
       annual plan.

13.    Consideration of incentive plan for                       Mgmt          For                            For
       employees, management, and directors,
       approved on the Shareholders Meeting held
       on October 30, 2019. Guidelines for the
       implementation of the plan that will be
       bonused to its beneficiaries, paying up the
       corresponding capital increase with
       reserves of the company according to Art.
       68 of Law 26,831 of Capital Market.

14.    Authorization to carry out registration                   Mgmt          For                            For
       proceedings relating to this shareholders'
       meeting before the Argentine Securities
       Commission and the general superintendence
       of corporations.




--------------------------------------------------------------------------------------------------------------------------
 HERON THERAPEUTICS, INC.                                                                    Agenda Number:  935414817
--------------------------------------------------------------------------------------------------------------------------
        Security:  427746102
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2021
          Ticker:  HRTX
            ISIN:  US4277461020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting: Barry Quart, Pharm.D.

1B.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting: Stephen Davis

1C.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting: Craig Johnson

1D.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting: Kimberly Manhard

1E.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual Meeting: Christian Waage

2.     To ratify the appointment of OUM & Co. LLP                Mgmt          For                            For
       as our independent registered public
       accounting firm for the year ending
       December 31, 2021.

3.     To approve, on an advisory basis,                         Mgmt          For                            For
       compensation paid to our Named Executive
       Officers during the year ended December 31,
       2020.

4.     To amend the Company's 2007 Amended and                   Mgmt          Against                        Against
       Restated Equity Incentive Plan (the "2007
       Plan") to increase the number of shares of
       common stock authorized for issuance
       thereunder from 25,800,000 to 27,800,000.

5.     To amend the Company's 1997 Employee Stock                Mgmt          For                            For
       Purchase Plan, as amended (the "ESPP") to
       increase the number of shares of common
       stock authorized for issuance thereunder
       from 775,000 to 975,000.




--------------------------------------------------------------------------------------------------------------------------
 JERNIGAN CAPITAL, INC.                                                                      Agenda Number:  935278780
--------------------------------------------------------------------------------------------------------------------------
        Security:  476405105
    Meeting Type:  Special
    Meeting Date:  26-Oct-2020
          Ticker:  JCAP
            ISIN:  US4764051052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of NexPoint RE                      Mgmt          For                            For
       Merger, Inc. with and into Jernigan
       Capital, Inc., and the other transactions
       contemplated by the Agreement and Plan of
       Merger, dated as of August 3, 2020 and as
       it may be amended from time to time, among
       Jernigan Capital, Inc., Jernigan Capital
       Operating Company, LLC, NexPoint RE Merger,
       Inc. and NexPoint RE Merger OP, LLC, as
       more particularly described in the Proxy
       Statement.

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to our named executive
       officers that is based on or otherwise
       relates to the merger, as more particularly
       described in the Proxy Statement.

3.     To approve any adjournment of the special                 Mgmt          For                            For
       meeting for the purpose of soliciting
       additional proxies if there are not
       sufficient votes at the special meeting to
       approve the merger and the other
       transactions contemplated by the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 LOMA NEGRA CIA INDUSTRIAL ARGENTINA SA                                                      Agenda Number:  935273033
--------------------------------------------------------------------------------------------------------------------------
        Security:  54150E104
    Meeting Type:  Special
    Meeting Date:  30-Sep-2020
          Ticker:  LOMA
            ISIN:  US54150E1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of the persons in charge of                   Mgmt          For
       executing the minutes.

2.     Consideration of the use of all the funds                 Mgmt          For
       in the Reserve for Future Dividends and
       part of the funds in the Optional Reserve,
       in both cases, for the payment of dividends
       up to ARS 2,400,000,000. Determination of
       the terms and conditions of the dividend
       payment, including, without limitation, the
       currency of payment.

3.     Granting of the relevant authorizations for               Mgmt          For
       the carrying out of paperwork and to make
       the necessary filings.




--------------------------------------------------------------------------------------------------------------------------
 LOMA NEGRA CIA INDUSTRIAL ARGENTINA SA                                                      Agenda Number:  935374188
--------------------------------------------------------------------------------------------------------------------------
        Security:  54150E104
    Meeting Type:  Annual
    Meeting Date:  20-Apr-2021
          Ticker:  LOMA
            ISIN:  US54150E1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of the persons in charge of                   Mgmt          For                            For
       subscribing the minute.

2.     Consideration of the documents to which                   Mgmt          For                            For
       paragraph 1) of Section 234 of the
       Argentine Corporations Act refers to, that
       correspond to the regular financial year No
       96 ended on December 31st, 2020.

3.     Consideration of the modification of the                  Mgmt          For                            For
       allocation of the Optional Reserve and
       change of name to "Optional Reserve for
       Future Dividends".

4.     Consideration of the positive unallocated                 Mgmt          For                            For
       earnings of the year ended on December
       31st, 2020 of the amount of ARS
       11,351,024,000. Consideration of the
       proposal of the Board of Directors to
       allocate said sum to the "Optional Reserve
       for Future Dividends". Delegation of the
       power to completely or partially use such
       reserve one or more times to the Board of
       Directors, depending on the evolution of
       the business and until the next
       shareholders' meeting at which the
       financial statements as of December 31st,
       2021 are considered.

5.     Consideration of the performance of the                   Mgmt          For
       members of the Board of Directors for the
       year ended December 31st, 2020.

6.     Consideration of the performance of the                   Mgmt          For
       members of the Supervisory Committee for
       the year ended on December 31st, 2020.

7.     Consideration of the remuneration of the                  Mgmt          For
       Board of Directors that corresponds to the
       year that ended on December 31st, 2020 of
       ARS 99,020,464.96 (total amount of
       remunerations).

8.     Consideration of the remuneration of the                  Mgmt          For
       members of the Supervisory Committee for
       the year ended on December 31st, 2020.

9.     Setting of the number of directors and                    Mgmt          For
       appointment of the full and alternate
       members for year 2021. Approval of a policy
       aimed at maintaining a proportion of at
       least 20% independent members over the
       total number of members of the Board during
       the year in course.

10.    Appointment of the full and alternate                     Mgmt          For
       members of the Supervisory Committee for
       year 2021.

11.    Appointment of External Auditors and of the               Mgmt          For                            For
       main partner and alternate partner of the
       respective accounting firm for the year of
       2021.

12.    Approval of the fees of the External                      Mgmt          For                            For
       Auditors for the year ended on December
       31st, 2020.

13.    Consideration of the fees of the External                 Mgmt          Abstain                        Against
       Auditors for the year 2021.

14.    Approval of the budget of the Audit                       Mgmt          For                            For
       Committee for 2021.

15.    Exemption from the preferential offer of                  Mgmt          For                            For
       shares to shareholders under section 67 of
       Argentine Law No. 26,831 in relation to the
       implementation of the Stock Incentive
       Programs approved at the Board meeting held
       on February 12, 2021.

16.    Granting of the relevant authorizations for               Mgmt          For                            For
       the carrying out of paperwork and to make
       the necessary filings.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT RESIDENTIAL TRUST, INC.                                                            Agenda Number:  935404664
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341D102
    Meeting Type:  Annual
    Meeting Date:  11-May-2021
          Ticker:  NXRT
            ISIN:  US65341D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: James Dondero

1B.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Brian Mitts

1C.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Edward Constantino

1D.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Scott Kavanaugh

1E.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Arthur Laffer

1F.    Election of Director to serve until the                   Mgmt          For                            For
       2022 Annual meeting: Catherine Wood

2.     Advisory Vote on Executive Compensation: to               Mgmt          For                            For
       approve, on an advisory basis, the
       compensation of our named executive
       officers.

3.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2021.




--------------------------------------------------------------------------------------------------------------------------
 NEXTDECADE CORPORATION                                                                      Agenda Number:  935434073
--------------------------------------------------------------------------------------------------------------------------
        Security:  65342K105
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2021
          Ticker:  NEXT
            ISIN:  US65342K1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class A Director: Matthew                     Mgmt          For                            For
       Schatzman

1.2    Election of Class A Director: Taewon Jun                  Mgmt          For                            For

1.3    Election of Class A Director: Avinash                     Mgmt          For                            For
       Kripalani

1.4    Election of Class A Director: William                     Mgmt          For                            For
       Vrattos

1.5    Election of Class C Director: Edward Andrew               Mgmt          For                            For
       Scoggins, Jr.

2.     To approve the potential issuance of a                    Mgmt          For                            For
       number of shares of common stock greater
       than 19.99% of outstanding common stock
       underlying Series C Preferred Stock and
       Series C Warrants in compliance with Nasdaq
       Stock Market Rule 5635(d).

3.     To amend the Company's 2017 Omnibus                       Mgmt          For                            For
       Incentive Plan to increase the number of
       shares available under such plan and remove
       certain individual limits on shares
       issuable during a calendar year.

4.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers as disclosed in the
       Proxy Statement.

5.     To approve, on a non-binding, advisory                    Mgmt          1 Year                         For
       basis, the frequency of future advisory
       votes on the compensation paid to the
       Company's named executive officers.

6.     To ratify the reappointment of Grant                      Mgmt          For                            For
       Thornton LLP as the Company's independent
       registered public accountants and auditors
       for the fiscal year ending December 31,
       2021.




--------------------------------------------------------------------------------------------------------------------------
 PARATEK PHARMACEUTICALS, INC.                                                               Agenda Number:  935410516
--------------------------------------------------------------------------------------------------------------------------
        Security:  699374302
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2021
          Ticker:  PRTK
            ISIN:  US6993743029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Rolf K. Hoffmann                                          Mgmt          For                            For
       Kristine Peterson                                         Mgmt          For                            For
       Jeffrey Stein, Ph.D.                                      Mgmt          For                            For

2.     To approve an amendment to our Amended and                Mgmt          For                            For
       Restated Certificate of Incorporation, as
       amended, to increase the number of
       authorized shares of our common stock from
       100,000,000 shares to 200,000,000 shares.

3.     To ratify the selection by the Audit                      Mgmt          For                            For
       Committee of the Board of Directors of
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       year ending December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 POSTAL REALTY TRUST INC                                                                     Agenda Number:  935437081
--------------------------------------------------------------------------------------------------------------------------
        Security:  73757R102
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2021
          Ticker:  PSTL
            ISIN:  US73757R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Patrick R. Donahoe                                        Mgmt          For                            For
       Barry Lefkowitz                                           Mgmt          For                            For
       Jane Gural-Senders                                        Mgmt          For                            For
       Anton Feingold                                            Mgmt          For                            For
       Andrew Spodek                                             Mgmt          For                            For

2.     Ratification of the appointment of BDO USA,               Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for the year ending
       December 31, 2021.

3.     Approve an amendment to the Company's 2019                Mgmt          For                            For
       Incentive Plan.




--------------------------------------------------------------------------------------------------------------------------
 TRANSOCEAN, LTD.                                                                            Agenda Number:  935437043
--------------------------------------------------------------------------------------------------------------------------
        Security:  H8817H100
    Meeting Type:  Annual
    Meeting Date:  27-May-2021
          Ticker:  RIG
            ISIN:  CH0048265513
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval of the 2020 Annual Report,                       Mgmt          For                            For
       Including the Audited Consolidated
       Financial Statements of Transocean Ltd. for
       Fiscal Year 2020 and the Audited Statutory
       Financial Statements of Transocean Ltd. for
       Fiscal Year 2020.

2      Discharge of the Members of the Board of                  Mgmt          For                            For
       Directors and Executive Management Team
       From Liability for Activities During Fiscal
       Year 2020.

3      Appropriation of the Accumulated Loss for                 Mgmt          For                            For
       Fiscal Year 2020 and Release of CHF 8.0
       Billion of Statutory Capital Reserves from
       Capital Contribution and Allocation to Free
       Capital Reserves from Capital Contribution.

4      Renewal of Shares Authorized for Issuance.                Mgmt          For                            For

5A     Election of Director: Glyn A. Barker                      Mgmt          For                            For

5B     Election of Director: Vanessa C.L. Chang                  Mgmt          For                            For

5C     Election of Director: Frederico F. Curado                 Mgmt          For                            For

5D     Election of Director: Chadwick C. Deaton                  Mgmt          For                            For

5E     Election of Director: Vincent J. Intrieri                 Mgmt          For                            For

5F     Election of Director: Samuel J. Merksamer                 Mgmt          For                            For

5G     Election of Director: Frederik W. Mohn                    Mgmt          For                            For

5H     Election of Director: Edward R. Muller                    Mgmt          For                            For

5I     Election of Director: Margareth Ovrum                     Mgmt          For                            For

5J     Election of Director: Diane de Saint Victor               Mgmt          For                            For

5K     Election of Director: Jeremy D. Thigpen                   Mgmt          For                            For

6      Election of Chadwick C. Deaton as the Chair               Mgmt          For                            For
       of the Board of Directors for a Term
       Extending Until Completion of the Next
       Annual General Meeting.

7A     Election of the Member of the Compensation                Mgmt          For                            For
       Committee for a Term Extending Until
       Completion of the Next Annual General
       Meeting: Glyn A. Barker

7B     Election of the Member of the Compensation                Mgmt          For                            For
       Committee for a Term Extending Until
       Completion of the Next Annual General
       Meeting: Vanessa C.L. Chang

7C     Election of the Member of the Compensation                Mgmt          For                            For
       Committee for a Term Extending Until
       Completion of the Next Annual General
       Meeting: Samuel J. Merksamer

8      Election of Schweiger Advokatur / Notariat                Mgmt          For                            For
       as the Independent Proxy for a Term
       Extending Until Completion of the Next
       Annual General Meeting.

9      Appointment of Ernst & Young LLP as the                   Mgmt          For                            For
       Company's Independent Registered Public
       Accounting Firm for Fiscal Year 2021 and
       Reelection of Ernst & Young Ltd, Zurich, as
       the Company's Auditor for a Further
       One-Year Term.

10     Advisory Vote to Approve Named Executive                  Mgmt          For                            For
       Officer Compensation for Fiscal Year 2021.

11A    Ratification of the Maximum Aggregate                     Mgmt          For                            For
       Amount of Compensation of the Board of
       Directors for the Period Between the 2021
       Annual General Meeting and the 2022 Annual
       General Meeting.

11B    Ratification of an amount of US $24,000,000               Mgmt          For                            For
       as the Maximum Aggregate Amount of
       Compensation of the Executive Management
       Team for Fiscal Year 2022.

12     Approval of Amendment and Restatement of                  Mgmt          For                            For
       the Transocean Ltd. 2015 Long-Term
       Incentive Plan.




--------------------------------------------------------------------------------------------------------------------------
 VISTRA CORP.                                                                                Agenda Number:  935375344
--------------------------------------------------------------------------------------------------------------------------
        Security:  92840M102
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2021
          Ticker:  VST
            ISIN:  US92840M1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Scott B. Helm                       Mgmt          For                            For

1B.    Election of Director: Hilary E. Ackermann                 Mgmt          For                            For

1C.    Election of Director: Arcilia C. Acosta                   Mgmt          For                            For

1D.    Election of Director: Gavin R. Baiera                     Mgmt          For                            For

1E.    Election of Director: Paul M. Barbas                      Mgmt          For                            For

1F.    Election of Director: Lisa Crutchfield                    Mgmt          For                            For

1G.    Election of Director: Brian K. Ferraioli                  Mgmt          For                            For

1H.    Election of Director: Jeff D. Hunter                      Mgmt          For                            For

1I.    Election of Director: Curtis A. Morgan                    Mgmt          For                            For

1J.    Election of Director: John R. Sult                        Mgmt          For                            For

2.     Approve, on an advisory basis, the 2020                   Mgmt          For                            For
       compensation of the Company's named
       executive officers.

3.     Ratify the selection of Deloitte & Touche                 Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for the year ending
       December 31, 2021.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Strategic Opportunities Fund
By (Signature)       /s/ Stephanie Vitiello
Name                 Stephanie Vitiello
Title                Secretary
Date                 08/11/2021